Deferred Share Units (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	May 28, 2010
Charges From Additional Paid-in Capital To Common Shares Under Capital Stock	$ 0	$ 583,180
Deferred Share Units
Common Shares Reserved Maximum For Issuance Under The Plan				11,000
Outstanding Shares	0	0	0
Shares Exercised	0	0	10,279
Share-based Compensation Arrangement By Share-based Payment Award, Number Of Shares Available For Grant	11,000	11,000	11,000
Charges From Additional Paid-in Capital To Common Shares Under Capital Stock	$ 0	$ 0	$ 225,612